July 11, 2008

VIA EDGAR

The United States Securities
 and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject: Nationwide VLI Separate Account-7 of
  Nationwide Life Insurance Company
  SEC File No.  333-146649
  CIK No.  0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-7 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact me direct at (614) 249-9527 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ STEPHEN AYERS

Stephen Ayers
Assistant General Counsel